LEASES (Tables)	12 Months Ended
Jun. 30, 2020
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

	June 30, 2020
	RMB	U.S. Dollars
Rights of use lease assets	¥2,549,914	$360,681
	—	—
Operating lease liabilities – current	1,328,976	187,981
Operating lease liabilities – non-current	1,210,088	171,165
Total operating lease liabilities	¥2,539,064	$359,146

Summary of weighted average remaining lease terms and discount rates for all of operating leases

June 30, 2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.57
Weighted average discount rate	5%

Summary of maturities of lease liabilities
Twelve months ending June 30,	RMB	U.S. Dollars

2021	¥1,423,402	$201,338
2022	970,850	137,325
2023	300,000	42,434
Total lease payments	2,694,252	381,097
Less: imputed interest	(144,338)	(20,416)
Less: prepayments	(10,850)	(1,535)
Present value of lease liabilities	2,539,064	359,146
Less: operating lease liabilities – current	(1,328,976)	(187,981)
Operating lease liabilities – non-current	¥1,210,088	$171,165